SHAREHOLDERS' EQUITY (Details) - shares	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Class of Warrant or Right [Line Items]
Shares Issued for Exercise of Warrants	1,622,377
MM CAN USA Class B Reedemable Units [Member]
Class of Warrant or Right [Line Items]
Shares issued and outstanding, Beginning of the period	236,123,851	319,193,215
Cancellation of Super Voting Shares
At-the-Market Equity Financing Program, net
Shares Issued for Cash
Shares Issued to Settle Debt and Accrued Interest
Shares Issued to Settle Accounts Payable and Liabilities
Shares Issued to Settle Contingent Consideration
Asset Acquisitions
Redemption of MedMen Corp Redemable Shares	(175,140,972)	(83,119,182)
Shares Issued for Vested Restricted Stock Units
Shares Issued for Other Assets
Shares Issued for Acquisition Costs
Shares Issued for Business Acquisition
Shares Issued for Exercise of Warrants	34,229,722
Shares Issued for Conversion of Debt
Stock Grant for Compensation		49,818
Shares issued and outstanding, End of the period	95,212,601	236,123,851
MM Enterprises USA Common Units [Member]
Class of Warrant or Right [Line Items]
Shares issued and outstanding, Beginning of the period	725,016	725,016
Cancellation of Super Voting Shares
At-the-Market Equity Financing Program, net
Shares Issued for Cash
Shares Issued to Settle Debt and Accrued Interest
Shares Issued to Settle Accounts Payable and Liabilities
Shares Issued to Settle Contingent Consideration
Asset Acquisitions
Redemption of MedMen Corp Redemable Shares
Shares Issued for Vested Restricted Stock Units
Shares Issued for Other Assets
Shares Issued for Acquisition Costs
Shares Issued for Business Acquisition
Shares Issued for Exercise of Warrants
Shares Issued for Conversion of Debt
Stock Grant for Compensation
Shares issued and outstanding, End of the period	725,016	725,016
Subordinate Voting Shares [Member]
Class of Warrant or Right [Line Items]
Shares issued and outstanding, Beginning of the period	403,907,218	173,010,922
Cancellation of Super Voting Shares
At-the-Market Equity Financing Program, net		9,789,300
Shares Issued for Cash	89,050,000	61,596,792
Shares Issued to Settle Debt and Accrued Interest	4,305,148	6,801,790
Shares Issued to Settle Accounts Payable and Liabilities	17,872,181	24,116,461
Shares Issued to Settle Contingent Consideration		13,737,444
Asset Acquisitions		7,373,034
Redemption of MedMen Corp Redemable Shares	175,140,972	83,119,182
Shares Issued for Vested Restricted Stock Units	11,658,293	329,548
Shares Issued for Other Assets		13,479,589
Shares Issued for Acquisition Costs		765,876
Shares Issued for Business Acquisition		5,112,263
Shares Issued for Exercise of Warrants	8,807,605
Shares Issued for Conversion of Debt	16,014,663
Stock Grant for Compensation	110,294	4,675,017
Shares issued and outstanding, End of the period	726,866,374	403,907,218
Super Voting Shares [Member]
Class of Warrant or Right [Line Items]
Shares issued and outstanding, Beginning of the period	815,295	1,630,590
Cancellation of Super Voting Shares	(815,295)	(815,295)
At-the-Market Equity Financing Program, net
Shares Issued for Cash
Shares Issued to Settle Debt and Accrued Interest
Shares Issued to Settle Accounts Payable and Liabilities
Shares Issued to Settle Contingent Consideration
Asset Acquisitions
Redemption of MedMen Corp Redemable Shares
Shares Issued for Vested Restricted Stock Units
Shares Issued for Other Assets
Shares Issued for Acquisition Costs
Shares Issued for Business Acquisition
Shares Issued for Exercise of Warrants
Shares Issued for Conversion of Debt
Stock Grant for Compensation
Shares issued and outstanding, End of the period		815,295